                                                                                                                  As filed with the Securities and Exchange Commission on May 20, 2020

1933 Act Registration No. 033-00507

1940 Act Registration No. 811-04419

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 160
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 161
(Check appropriate box or boxes.)
TRANSAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
1801 California St., Suite 5200, Denver, Colorado 80202
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-888-233-4339
Erin D. Nelson, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485: (check appropriate box)

Ximmediately upon filing pursuant to paragraph (b) ☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2) ☐ on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 160 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 20th day of May, 2020.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 160 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	May 20, 2020
Marijn P. Smit	Executive Officer
/s/ Sandra N. Bane	Trustee	May 20, 2020
Sandra N. Bane*
/s/ Leo J. Hill	Trustee	May 20, 2020
Leo J. Hill*
/s/ David W. Jennings	Trustee	May 20, 2020
David W. Jennings*
/s/ Fredric A. Nelson III	Trustee	May 20, 2020
Fredric A. Nelson III*
/s/ John E. Pelletier	Trustee	May 20, 2020
John E. Pelletier*
/s/ Patricia L. Sawyer	Trustee	May 20, 2020
Patricia L. Sawyer*
/s/ John W. Waechter	Trustee	May 20, 2020
John W. Waechter*
/s/ Alan F. Warrick	Trustee	May 20, 2020
Alan F. Warrick*
/s/ Vincent J. Toner	Vice President, Treasurer and Principal	May 20, 2020
Vincent J. Toner	Financial Officer
* By: /s/ Erin D. Nelson	Chief Legal Officer and Secretary	May 20, 2020
Erin D. Nelson**

**Attorney-in-fact pursuant to power of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 160

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

EX-101.INS      XBRL Instance Document

EX-101.CAL     XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.PRE     XBRL Taxonomy Presentation Linkbase Document